COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 9 - Commitments and Contingencies

Litigation

Certain conditions may exist as of the date the condensed financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s condensed financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows. As of March 31, 2014 and December 31, 2013, the Company has not accrued any amounts for contingencies.

Note 13 - Commitments and Contingencies

Litigation

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment.

In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows. As of December 31, 2013 and 2012, the Company has not accrued any amounts for contingencies.

Credit Risk

Financial instruments that subject the Company to credit risk consist principally of cash deposits at financial institutions in Israel. These amounts are uninsured, however, Company believes that credit risk is limited because the Company routinely assesses the financial strength these institutions. As of December 31, 2013 and 2012, the Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

Severance Pay Fund

Assets held for employees’ severance payments represent contributions to insurance policies that are recorded at their current redemption value. The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or labor agreements.

Accrued Severance Pay

Under Israeli law and labor agreements the Company is required to pay severance payments to each employee who was employed by the Company for over one year and has been terminated by the Company or resigned under certain specified circumstances. The Company’s liability for the severance payments is partially covered by deposits with insurance companies in the name of the employee. As of December 31, 2013 and 2012, the Company has accrued $0 and $8,225 for severance pay which has been included in accounts payable and accrued expenses